UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09449

Nuveen Insured California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.9% (2.6% of Total Investments)
$ 14,155	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB+	$ 8,835,409
	Bonds, Series 2007A-2, 0.000%, 6/01/37
	Education and Civic Organizations – 0.8% (0.5% of Total Investments)
1,675	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series	10/12 at 100.00	A2	1,689,958
	2002A, 5.250%, 10/01/30
	Health Care – 7.8% (5.3% of Total Investments)
5,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A–	5,015,550
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26
2,815	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/13 at 100.00	AA	2,913,469
	Children’s Hospital, Series 2003C, 5.000%, 8/15/20 – AMBAC Insured
5,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	4,883,200
	Series 2006, 5.000%, 3/01/41
3,200	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,250,752
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
1,748	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	1,777,277
	System, Trust 2554, 18.384%, 7/01/47 – AGM Insured (IF)
17,763	Total Health Care			17,840,248
	Housing/Multifamily – 1.3% (0.9% of Total Investments)
1,000	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH -	8/12 at 100.00	Baa1	1,003,440
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
1,905	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue	1/12 at 102.00	AA+	1,939,119
	Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.300%, 1/20/21 (Alternative
	Minimum Tax)
2,905	Total Housing/Multifamily			2,942,559
	Housing/Single Family – 0.1% (0.1% of Total Investments)
270	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	270,124
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Long–Term Care – 1.3% (0.9% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A–	3,028,110
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
	Tax Obligation/General – 42.5% (28.7% of Total Investments)
900	California State, General Obligation Bonds, Series 2003, 5.000%, 2/01/21	8/13 at 100.00	A1	950,769
8,250	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/22 – NPFG Insured	2/12 at 100.00	A1	8,294,550
20,750	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA–	2,507,845
	Bonds, Capital Appreciation, Election 2005 Series 2010C, 0.000%, 8/01/43 – AGM Insured
3,375	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	3,133,755
	2006C, 0.000%, 8/01/31 – AGM Insured
10,000	East Side Union High School District, Santa Clara County, California, General Obligation	8/13 at 47.75	A	3,479,200
	Bonds, Series 2005, 0.000%, 8/01/28 – SYNCORA GTY Insured
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	AA–	233,105
	Series 2003A, 5.000%, 6/01/28 – AGM Insured
2,730	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA–	3,101,062
	Trust 2668, 9.429%, 2/01/16 – AGM Insured (IF)
10,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	Aa2	10,333,300
	2002A, 5.000%, 8/01/25 – FGIC Insured
1,000	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	Aa2	1,109,610
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/25 – AGM Insured (UB)
1,500	Madera Unified School District, Madera County, California, General Obligation Bonds, Series	8/12 at 100.00	AA–	1,527,840
	2002, 5.000%, 8/01/28 – AGM Insured
3,325	Mount Diablo Unified School District, Contra Costa County, California, General Obligation	8/25 at 100.00	AA–	1,845,275
	Bonds, Series 2010A, 0.000%, 8/01/30 – AGM Insured
2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AA–	2,001,380
	Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	A2	2,538,025
	2002, 5.250%, 8/01/21 – FGIC Insured
16,000	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	1,884,960
	District 2007-1 General Obligation Bonds, Series 2011B, 0.000%, 8/01/46
375	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	393,338
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,500	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	1,841,820
	Bond Trust 3646, 17.950%, 8/01/17 (IF)
3,500	San Mateo County Community College District, California, General Obligation Bonds, Series	9/12 at 100.00	Aaa	3,586,940
	2002A, 5.000%, 9/01/26 – FGIC Insured
	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997
	Election Series 2011F:
7,230	0.000%, 8/01/42 – AGM Insured	8/21 at 21.00	AA–	794,143
10,450	0.000%, 8/01/43 – AGM Insured	8/21 at 19.43	AA–	1,062,556
21,225	0.000%, 8/01/44 – AGM Insured	8/21 at 17.98	AA–	1,995,150
12,550	0.000%, 8/01/45 – AGM Insured	8/21 at 16.64	AA–	1,090,470
23,425	0.000%, 8/01/46 – AGM Insured	8/21 at 15.39	AA–	1,883,136
14,915	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	2,304,069
	Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41
	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,
	Election 2008 Series 2011D:
24,280	0.000%, 8/01/47 – AGM Insured	8/37 at 100.00	AA–	9,776,342
26,280	0.000%, 8/01/50 – AGM Insured	8/37 at 100.00	AA–	10,535,652
15,780	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA–	4,525,231
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
10,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/12 at 100.00	Aa2	10,220,700
	2002A, 5.000%, 8/01/23 – AGM Insured
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	A+	3,996,182
	Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured
257,975	Total Tax Obligation/General			96,946,405
	Tax Obligation/Limited – 47.7% (32.3% of Total Investments)
1,450	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/13 at 102.00	BBB	1,496,125
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
6,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/12 at 100.00	AA–	6,981,877
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured
2,200	California Infrastructure and Economic Development Bank, Los Angeles County, Revenue Bonds,	9/13 at 101.00	A+	2,218,106
	Department of Public Social Services, Series 2003, 5.000%, 9/01/28 – AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/15 at 100.00	A2	3,068,101
	Richmond Lab, Series 2005B, 5.000%, 11/01/30 – SYNCORA GTY Insured
465	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	461,936
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,400	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,218,714
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
7,035	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	Baa1	6,450,462
	Community Facilities District 98-1, Series 2003, 5.000%, 9/01/28 – NPFG Insured
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	5/12 at 100.00	Baa1	2,941,141
	Project, Series 2002A, 5.125%, 11/01/25 – NPFG Insured
750	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/12 at 102.00	A–	702,953
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001,
	5.000%, 9/01/31 – NPFG Insured
7,595	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/12 at 100.00	A2	7,601,911
	Facility Phase II, Series 2001, 5.000%, 1/01/21 – AMBAC Insured
4,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A,	9/12 at 102.00	N/R	3,861,960
	5.000%, 9/01/21 – AMBAC Insured
7,780	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	7,126,636
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
7,700	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	6,990,984
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 8.823%, 6/01/45 –
	AGC Insured (IF) (4)
910	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	Ba1	617,562
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	2,147,613
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
950	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	873,069
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured
3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	3/12 at 102.00	A+	3,338,405
	Series 2001, 5.100%, 9/01/31 – AMBAC Insured
3,400	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/12 at 102.00	A+	3,487,754
	Series 2002, 5.000%, 9/01/22 – AMBAC Insured
845	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	775,685
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	A+	1,469,329
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
7,000	Los Angeles, California, Certificates of Participation, Series 2002, 5.200%, 4/01/27 –	4/12 at 100.00	A+	7,022,750
	AMBAC Insured
8,470	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/12 at 100.50	AA–	8,531,916
	Series 2001, 5.200%, 8/01/29 – AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	Baa1	4,671,350
	Area 1, Series 2002, 5.000%, 4/01/25 – NPFG Insured
405	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	362,746
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
3,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB	2,528,340
	Projects, Series 2005A, 5.000%, 10/01/35 – SYNCORA GTY Insured
4,475	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside	6/12 at 101.00	Baa1	4,562,800
	County Hospital Project, Series 1997B, 5.000%, 6/01/19 – NPFG Insured
2,500	Roseville Financing Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%,	9/17 at 100.00	N/R	2,173,650
	9/01/33 – AMBAC Insured
505	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	509,348
	8/01/25 – AMBAC Insured
3,175	San Buenaventura, California, Certificates of Participation, Series 2001C, 5.250%, 2/01/31 –	2/13 at 100.00	N/R	3,163,348
	AMBAC Insured
3,730	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	2/12 at 100.00	Baa2	3,730,037
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	2/12 at 100.00	AA+	4,013,080
	Project, Series 2001F, 5.000%, 9/01/19 – NPFG Insured
815	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	Baa1	760,534
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	Baa1	894,490
	2005A, 5.000%, 8/01/28 – NPFG Insured
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1,	2/12 at 100.00	A–	2,130,106
	Series 2002, 5.125%, 8/01/27 – NPFG Insured
112,930	Total Tax Obligation/Limited			108,884,818
	Transportation – 3.3% (2.2% of Total Investments)
7,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	7,519,800
	Bonds, Series 1999, 5.875%, 1/15/29
	U.S. Guaranteed – 12.9% (8.7% of Total Investments) (5)
2,250	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	1/28 at 100.00	Aaa	2,802,848
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) –
	AMBAC Insured
9,000	California State University, Systemwide Revenue Bonds, Series 2002A, 5.125%, 11/01/26	11/12 at 100.00	Aa2 (5)	9,402,210
	(Pre-refunded 11/01/12) – AMBAC Insured
4,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	4,992,525
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)
3,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AA– (5)	3,600,380
	5.125%, 1/01/27 (Pre-refunded 7/01/12) – NPFG Insured
3,380	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (5)	3,841,978
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,185	5.250%, 5/01/16 (Pre-refunded 5/01/13) – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A+ (5)	2,336,748
2,300	5.250%, 5/01/17 (Pre-refunded 5/01/13) – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A+ (5)	2,459,735
27,115	Total U.S. Guaranteed			29,436,424
	Utilities – 8.6% (5.9% of Total Investments)
9,000	Anaheim Public Finance Authority, California, Revenue Bonds, Electric System Distribution	10/12 at 100.00	AA–	9,216,090
	Facilities, Series 2002A, 5.000%, 10/01/27 – AGM Insured
2,490	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,222,674
	2007A, 5.000%, 11/15/35
830	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	754,570
	9/01/31 – SYNCORA GTY Insured
1,775	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	2/12 at 100.00	A	1,775,391
	1998A, 5.200%, 7/01/32 – NPFG Insured
5,630	Southern California Public Power Authority, Subordinate Revenue Refunding Bonds, Transmission	7/12 at 100.00	AA–	5,748,174
	Project, Series 2002A, 4.750%, 7/01/19 – AGM Insured
19,725	Total Utilities			19,716,899
	Water and Sewer – 17.6% (11.9% of Total Investments)
2,185	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	AAA	2,270,674
	Series 2002X, 5.150%, 12/01/23 – FGIC Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA–	760,718
	10/01/36 – AGM Insured
570	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	578,054
	5.000%, 4/01/36 – NPFG Insured
9,000	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	A+	9,063,360
	Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured
4,500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AA+	4,794,659
	Capital Projects, Series 2003A, 5.000%, 10/01/23 – AGM Insured
1,560	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%,	12/13 at 100.00	Aa3	1,561,497
	12/01/33 – NPFG Insured
500	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	507,544
	5.000%, 6/01/31 – NPFG Insured
9,185	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	9,324,704
	5.000%, 2/01/33 – FGIC Insured (UB)
8,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AA+	8,295,039
	Series 2008A, 5.000%, 5/01/38 – AGM Insured
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds,
	Series 2004A:
1,315	5.500%, 12/01/20 – SYNCORA GTY Insured	12/14 at 100.00	AA	1,447,880
1,415	5.500%, 12/01/21 – SYNCORA GTY Insured	12/14 at 100.00	AA	1,557,985
38,980	Total Water and Sewer			40,162,114
$ 503,993	Total Investments (cost $330,891,838) – 147.8%			337,272,868
	Floating Rate Obligations – (3.2)%			(7,385,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.7)% (6)			(104,400,000)
	Other Assets Less Liabilities – 1.1%			2,774,059
	Net Assets Applicable to Common Shares – 100%			$ 228,261,927

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$337,272,868	$ —	$337,272,868

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $323,114,062.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized
Appreciation	$15,093,653
Depreciation	(8,319,734)
Net unrealized appreciation (depreciation) of investments	$ 6,773,919

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.0%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured California Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012